Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-current Liabilities
Schedule of other non-current liabilities

	December 31,
	2025	2024

	(in US$’000)
Provision for profit guarantee (Note 22)	79,957	—
Others	9,350	4,219
	89,307	4,219